SEGMENT REPORTING (Schedule of Revenues and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Total revenues	$ 319,978	$ 293,072	$ 270,884
Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	83,626	81,342	78,947
Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	236,352	211,730	191,937
Location Based Services Member
Segment Reporting Information [Line Items]
Total revenues	234,541	209,558	189,649
Location Based Services Member | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	0	0	0
Location Based Services Member | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	234,541	209,558	189,649
Wireless Communications Products Member
Segment Reporting Information [Line Items]
Total revenues	85,437	83,514	81,235
Wireless Communications Products Member | Transferred at Point in Time [Member]
Segment Reporting Information [Line Items]
Total revenues	83,626	81,342	78,947
Wireless Communications Products Member | Transferred over Time [Member]
Segment Reporting Information [Line Items]
Total revenues	$ 1,811	$ 2,172	$ 2,288